Income Taxes - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 65,975	$ 80,862	$ 80,897
Additions based on tax positions related to current year	6,295	4,849	9,456
Reductions based on tax positions related to current year		(55)	(132)
Additions based on tax positions related to prior years	5,673	2,307	5,821
Reductions based on tax positions related to prior years	(7,449)	(6,248)	(3,296)
Reductions due to settlements with taxing authorities			(764)
Reductions due to statute of limitations lapse	(7,493)	(15,740)	(11,120)
Balance at end of year	$ 63,001	$ 65,975	$ 80,862